Tenant and Notes Receivable (Tables)	3 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Schedule of Tenant Receivables
Tenant receivables as of March 31, 2013 and December 31, 2012, respectively, were comprised of the following (in thousands):

	March 31, 2013	December 31, 2012
Tenant receivables, net of allowance for doubtful accounts of $375 and $346 as of March 31, 2013 and December 31, 2012, respectively	$29,237	$25,038
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	124,460	120,110
Tenant receivables, net	$153,697	$145,148